SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 26, 2023	Dec. 31, 2021
Cash and cash equivalents
Assets held-in-trust, noncurrent
Temporary equity, carrying amount, attributable to parent
Accrued excise tax redemptions
Murphy Canyon Acquisition Corp [Member]
Cash and cash equivalents	277,761		345,777		$ 48,555
Assets held-in-trust, noncurrent	23,339,887		136,871,183	$ 23,300,000
Offering costs	7,738,161		7,738,161
Underwriting fees	2,645,000		2,645,000
Deferred underwriting fee	4,628,750		4,628,750
Initial public offering costs	$ 464,411		464,411
Stock redeemed, during period shares	11,037,272
Temporary equity, carrying amount, attributable to parent	$ 23,108,897		$ 136,771,183
Accrued excise tax redemptions	$ 1,140,683
Outstanding warrants	13,979,000		13,979,000
Federal deposit insurance corporation premium expense	$ 250,000		$ 250,000
Investments held in trust	$ 23,300,000		136,871,183		0
Unrecognized tax benefits			0		0
Income tax penalties and interest accrued			0		$ 0
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Stock Issued During Period Shares Stock Options Exercised	11,037,272
Stock Issued During Period Value Stock Options Exercised	$ 114,068,280
Exercise tax liability	1.00%
Accrued excise tax redemptions	$ 1,140,683
Murphy Canyon Acquisition Corp [Member] | Public Warrants [Member]
Warrant issuance cost	1,358,457		1,358,457
Murphy Canyon Acquisition Corp [Member] | Private Placement Warrants [Member]
Warrant issuance cost	$ 19,656		$ 19,656